GOODWILL AND OTHER INTANGIBLES - Changes in the Carrying Amount of Goodwill (Details) $ in Millions	3 Months Ended
Mar. 31, 2022 USD ($)
Goodwill [Roll Forward]
Balance at beginning	$ 3,210
Foreign currency translation and other	6
Balance at ending	3,216
Agriculture
Goodwill [Roll Forward]
Balance at beginning	3,020
Foreign currency translation and other	6
Balance at ending	3,026
Construction
Goodwill [Roll Forward]
Balance at beginning	49
Foreign currency translation and other	(1)
Balance at ending	48
Financial Services
Goodwill [Roll Forward]
Balance at beginning	141
Foreign currency translation and other	1
Balance at ending	$ 142